Business Combination - Summary of Net Cash Flow from the Business Combination (Detail) - PT Prime Agri Resources [Member] ₩ in Millions	Dec. 31, 2025 KRW (₩)
Disclosure Of Net Cash Flow From Business Combination [Line Items]
Consideration paid in cash	₩ 798,147
Less: Cash and cash equivalents of the acquired subsidiary	69,692
Net cash outflow	₩ 728,455